Acquisition (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	10 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	2 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Nov. 01, 2014	Nov. 30, 2014	Dec. 31, 2014	Oct. 22, 2014	Mar. 07, 2014	Apr. 01, 2015	May 27, 2015	Feb. 17, 2015
Business Acquisition [Line Items]
Percentage of Voting Interests Acquired							50.00%
Total units exchanged		120,542,441
Transaction Costs							$ 34.8
Revenue of Acquiree since Acquisition Date, Actual	2,495.8
Gulf Coast Fractionators
Business Acquisition [Line Items]
Ownership Percentage	38.75%	38.75%			38.75%		38.75%
Chevron Acquisition
Business Acquisition [Line Items]
Total purchase price			234.0
Payments to Acquire Businesses, Gross				231.5
Revenue of Acquiree since Acquisition Date, Actual					5.3
Separately Recognized Transactions, Expenses and Losses Recognized					4.9
E2 Drop Down
Business Acquisition [Line Items]
Total purchase price						194.0
Payments to Acquire Businesses, Gross						163.0
Total units exchanged						1,000,000
Revenue of Acquiree since Acquisition Date, Actual					2.3
Separately Recognized Transactions, Expenses and Losses Recognized					1.8
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable						31.2
EnLink Midstream Partners, LP
Business Acquisition [Line Items]
Total purchase price							3,378.3
Date of Acquisition Agreement		Mar. 07, 2014
Total units exchanged							110,600,000
Separately Recognized Transactions, Expenses and Losses Recognized	2,447.4
EnLink Midstream Holdings, LP
Business Acquisition [Line Items]
Date of Acquisition Agreement		Mar. 07, 2014
Limited Liability Company (LLC) or Limited Partnership (LP), Predecessor Entity(ies) to Business Combination		Midstream Holdings
Subsequent Event | VEX Pipeline [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross								171.0
Total units exchanged								338,159
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned								9.0
Subsequent Event | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Capitalized Costs, Support Equipment and Facilities								40
Subsequent Event | Midstream Holdings [Member] | EMH Drop Down [Member] | Affiliated Entity | Acacia [Member] | EnLink Midstream Holdings, LP | EnLink Midstream LP [Member]
Business Acquisition [Line Items]
Related Party Transaction, Ownership Interest Transferred									25.00%	25.00%
Related Party Transaction, Amounts of Transaction									$ 900.0	$ 925.0
Subsequent Event | Midstream Holdings [Member] | EMH Drop Down [Member] | Affiliated Entity | EnLink Midstream LP [Member]
Business Acquisition [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions									100.00%
Subsequent Event | Class D Common Unit [Member] | Midstream Holdings [Member] | EMH Drop Down [Member] | Affiliated Entity | Acacia [Member] | EnLink Midstream Holdings, LP | EnLink Midstream LP [Member]
Business Acquisition [Line Items]
Related Party Transaction, Amounts of Transaction, Shares										31,600,000
Subsequent Event | Class E Common Unit [Member] | Midstream Holdings [Member] | EMH Drop Down [Member] | Affiliated Entity | Acacia [Member] | EnLink Midstream Holdings, LP | EnLink Midstream LP [Member]
Business Acquisition [Line Items]
Related Party Transaction, Amounts of Transaction, Shares									36,600,000